Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 8,515,000	$ 259,683	$ 13,530,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	1.87%	1.87%	1.69%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	2.99%	2.99%	2.65%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 8,515,000		$ 13,530,000